Condensed Financial Information of The Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ (382)	$ 91	$ 18
Net cash provided by investing activities
Net cash provided by financing activities	3,888
Net increase in cash	3,506	91	18
Cash at beginning of year	124	33	15
Cash at end of year	$ 3,630	$ 124	$ 33